Cash and Restricted Cash	6 Months Ended
Jun. 30, 2022
Cash and Restricted Cash [Abstract]
Cash and Restricted Cash

Note 4 — Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets and statements of cash flows.

	June 30,
	2022	2021

Cash	$11,868,738	$14,888,644
Restricted Cash	2,942,560	808,923
Total cash and restricted cash presented in the condensed consolidated statement of cash flows	$14,811,298	$15,697,567

Restricted cash includes cash balances held on behalf of customers (see Note 2 for further information).